SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of EPS computations - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Schedule of EPS computations [Abstract]
Basic and diluted - net (in Dollars)	$ (3,325,880)	$ (5,225,314)	$ (9,353,706)	$ (16,135,767)
DENOMINATOR:
Weighted average number of shares of common stock outstanding	19,756,465	16,910,643	19,756,175	16,851,371
Weighted average number of shares of common stock underlying vested restricted stock units	240,863	50,396	141,418	34,486
Weighted average number of shares of common stock underlying shares issuable for warrants with minimal consideration	46,893	1,529	46,892	515
Basic EPS – weighted average number of shares outstanding	20,044,221	16,962,568	19,944,485	16,886,372
Effect of dilutive securities outstanding
Diluted EPS – weighted average number of shares outstanding	20,044,221	16,962,568	19,944,485	16,886,372